Long-term Payables Other - Details of Long-term Payables - Other, Which Consist of Payables Related to the Acquisition of Frequency Usage Rights (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Present value discount on long-term payables — other	₩ (80,882)	₩ (59,717)
Current installments of long-term payables — other	(398,823)	(424,600)
Carrying amount at December 31	1,611,010	1,141,723
Gross amount [member]
Disclosure of financial liabilities [line items]
Long-term payables — other	₩ 2,090,715	₩ 1,626,040